Interest in other entities (Tables)	12 Months Ended
Jun. 30, 2023
Interest in other entities
Schedule of Ownership interest in Subsidiaries

			Ownership
		Place of	interest
Name	Type	incorporation	2023	2022
Neptune Merger Sub, Inc.	Subsidiary	United States	100%	0%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	0%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%

Schedule of total expenses incurred and invoiced reimbursement receivable from joint operator

	June 30,
Particulars	2023	2022

	(In thousands of US Dollars)
Total expense incurred by both participants	—	902
Company’s share (50%) (a)	—	451
Total expense incurred by Vast (b)	—	711
Net reimbursement to be received from joint operator (b-a)	—	260
Reimbursement received during the year	260	330

Schedule of joint venture

(In thousands of US Dollars)
Initial investment in SiliconAurora Pty Ltd	69
Transaction costs	56
Deferred consideration	1,578
Total consideration	1,703
Relating to:
– Call option issued to shareholder	96
– 50% interest in SiliconAurora Pty Ltd	1,607

Vast recognised its 50% share of profit of the joint venture from 15 to June 30, 2022:

Legal and consultancy	(4)
Employee benefit costs	(3)
Interest expense & other fees	(2)
Amortisation & depreciation	(1)
Net loss	(10)
Carrying value of interest in joint venture at June 30, 2022	1,597

Vast recognises its 50% share of profit of the joint venture for the year ended June 30, 2023:

Legal and consultancy	(178)
Interest expense & other fees	(41)
Amortisation & depreciation	(24)
Other expenses	(12)
Net loss	(255)
Fair value adjustments on deferred consideration and loan advances to SiliconAurora Pty Ltd	12
Foreign exchange differences	(54)
Carrying value of interest in joint venture at June 30, 2023	1,300

Schedule of commitments and contingent liabilities in respect of joint ventures

	June 30,
	2023	2022

	(In thousands of US Dollars)
Commitment to provide funding for joint venture’s commitments, if called	278	605

Summarised statement of financial position for joint venture

	June 30, 2023	June 30, 2022
	(In thousands of	(In thousands of
	US Dollars)	US Dollars)
Trade and other receivables	9	—
Property, plant and equipment	34	40
Right-of-use assets	1,360	1,454
Total assets	1,403	1,494
Trade and other payables	153	93
Borrowings	477	87
Lease liabilities	1,398	1,446
Total liabilities	2,028	1,626
Net assets	(625)	(132)
Reconciliation to carrying amounts:
Opening net assets	(132)	(1,021)
Total comprehensive loss	(508)	(751)
Debt to equity swap	—	1,532
Foreign exchange differences	15	108
Closing net assets	(625)	(132)
Vast’s share in %	50%	50%
Vast’s share in $	(317)	(66)
Goodwill	1,617	1,663
Carrying amount	1,300	1,597

Schedule of summarised statement of profit or loss and other comprehensive income for joint venture

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Expenses incurred for the year categorised into administration, professional and employee benefit	(508)	(751)
Total comprehensive loss for the year	(508)	(751)